S000084923 [Member] Investment Strategy - Barrow Hanley International Value Fund	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities of “value companies.” Additionally, the Fund invests, under normal circumstances, in at least three countries, and invests at least 40% of its total assets in securities of non‑U.S. companies. If conditions are not favorable, the Fund will invest at least 30% of its total assets in securities of non‑U.S. companies. The Fund considers a company to be a non‑U.S. company if: (i) at least 50% of the company’s assets are located outside of the U.S.; (ii) at least 50% of the company’s revenue is generated outside of the U.S.; (iii) the company is organized or maintains its principal place of business outside of the U.S.; or (iv) the company’s securities are traded principally outside of the U.S. The non‑U.S. companies in which the Fund invests primarily are located in developed market countries and to a lesser extent are located in emerging market countries. Emerging market countries, which may include frontier market countries, are countries represented in the MSCI Emerging Markets Index, the MSCI Frontier Markets Index and to the extent not represented in those indexes, Singapore and Hong Kong.
The Fund may invest in the securities of companies located in the People’s Republic of China (“China”), including A Shares of such companies that trade on the Shanghai Stock Exchange and the Shenzhen Stock Exchange through the Shanghai – Hong Kong and Shenzhen – Hong Kong Stock Connect programs (“Stock Connect”). Stock Connect is a mutual stock market access program designed to, among other things, enable foreign investments in China.
The Fund invests principally in common stock and sponsored and unsponsored ADRs and GDRs, of companies of any market capitalization. Barrow, Hanley, Mewhinney & Strauss, LLC’s, the Fund’s sub‑adviser (the “Sub‑Adviser” or “Barrow Hanley”), seeks to invest in companies that are temporarily undervalued for reasons Barrow Hanley can identify, understand, and believe will improve over time. In addition to valuation, Barrow Hanley typically also looks for companies with what Barrow Hanley believes are stronger than average balance sheets, attractive but sustainable dividend yields, temporarily depressed profitability, and stable‑to‑improving operating fundamentals. Barrow Hanley expects that the price‑to‑earnings and price‑to‑book ratios of the Fund’s aggregate portfolio typically will be lower than the broad market while simultaneously delivering an opportunity for what Barrow Hanley believes is attractive dividend yield.
Barrow Hanley pursues a value-oriented strategy and strives to construct a portfolio of “value companies”, which the portfolio managers select on a bottom‑up basis. The portfolio managers utilize a variety of valuation metrics to assess a company, including, but not limited to, price to earnings ratio, price to book ratio, free cash flow yield, price to sales, and/or dividend yield. The Fund defines a “value company” as an issuer with one or more valuation metrics favorable to the MSCI EAFE Index aggregate for the same metric. Barrow Hanley’s International Value team employs a two‑stage process—incorporating both quantitative and qualitative elements—to manage their investment research effort. Initially, the team uses a valuation based, quantitative screen to narrow down a broad universe of approximately 3,800 ex‑US stocks to a universe of approximately 150‑200 stocks (the “guidance list”) that appear to Barrow Hanley to have attractive valuations and also exhibit stable to improving operating fundamentals, strong operating cash flow, and a responsible balance sheet. This guidance list serves as the beginning of Barrow Hanley’s research team’s qualitative assessment. The research team further refines the guidance list using sector specific criteria (including, capital ratios for financials, price‑to‑net asset value metrics for energy, and other metrics), ultimately focusing on ideas that Barrow Hanley believes are compelling opportunities.